REGULATORY MATTERS - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liquids Pipelines | Tolling deferrals
Regulatory Liabilities [Line Items]
Regulatory (liabilities)	$ (28)	$ (34)
Liquids Pipelines | Pipeline future abandonment costs
Regulatory Liabilities [Line Items]
Regulatory (liabilities)	(201)	(141)
Liquids Pipelines | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory assets	1,673	1,492
Liquids Pipelines | Recoverable income taxes
Regulatory Assets [Line Items]
Regulatory assets	27	46
Gas Transmission and Midstream | Regulatory liability related to income taxes2
Regulatory Liabilities [Line Items]
Regulatory (liabilities)	(912)	(1,078)
Gas Transmission and Midstream | Other
Regulatory Liabilities [Line Items]
Regulatory (liabilities)		(16)
Gas Transmission and Midstream | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory assets	826	717
Gas Transmission and Midstream | Other
Regulatory Assets [Line Items]
Regulatory assets	94
Gas Distribution | Future removal and site restoration reserves5
Regulatory Liabilities [Line Items]
Regulatory (liabilities)	(1,107)	(1,066)
Gas Distribution | Site restoration clearance adjustment
Regulatory Liabilities [Line Items]
Regulatory (liabilities)	0	(31)
Gas Distribution | Other
Regulatory Liabilities [Line Items]
Regulatory (liabilities)	(4)
Gas Distribution | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory assets	1,132	1,000
Gas Distribution | Purchased gas variance
Regulatory Assets [Line Items]
Regulatory assets	197	51
Gas Distribution | Pension plans and OPEB
Regulatory Assets [Line Items]
Regulatory assets	118	102
Gas Distribution | Constant dollar net salvage adjustment
Regulatory Assets [Line Items]
Regulatory assets	$ 6	38
Gas Distribution | Other
Regulatory Assets [Line Items]
Regulatory assets		$ 31